S-K 1603, SPAC Sponsor; Conflicts of Interest	Sep. 21, 2026
SPAC Sponsor, its Affiliates and Promoters [Line Items]
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Table Text Block]

Pursuant to a letter agreement to be entered with us, each of our Sponsor, directors and officers has agreed to restrictions on its ability to transfer, assign, or sell the founder shares and placement units, as summarized in the table below:

Subject Securities	Expiration Date	Natural Persons and Entities Subject to Restrictions	Exceptions to Transfer Restrictions
Founder Shares

The earlier of (A) six months after the completion of our initial business combination; and (B) subsequent to our initial business combination (x) if the last reported sale price of our Class A ordinary shares equals or exceeds $11.50 per share (as adjusted for share sub-divisions, share dividends, rights issuances, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing after our initial business combination or (y) the date on which we complete a liquidation, merger, share exchange, reorganization or other similar transaction that results in all of our public shareholders having the right to exchange their ordinary shares for cash, securities or other property.

Silicon Valley Acquisition Sponsor II LLC Dan Nash Martin Zinny David O’Neil Adam Nash Matthew Murphy Jackson Fu Pankaj Shah

Transfers permitted (a) to (1) the Sponsor’s members, (2) the directors or officers of us, the Sponsor, or the Sponsor’s members, (3) any affiliates or family members of the directors or officers of us, the Sponsor, or the Sponsor’s members, (4) any members or partners of the Sponsor, the Sponsor’s members, or their respective affiliates, or any affiliates of the Sponsor, the Sponsor’s members, or any employees of such affiliates; (b) in the case of an individual, as a gift to such person’s immediate family or to a trust, the beneficiary of which is a member of such person’s immediate family, an affiliate of such person or to a charitable organization; (c) in the case of an individual, by virtue of laws of descent and distribution upon death of such person; (d) in the case of an individual, pursuant to a qualified domestic relations order; (e) in the case of a trust by distribution to one or more permissible beneficiaries of such trust; (f) by private sales or transfers made in connection with any forward purchase agreement or similar arrangement, in connection with an extension of the completion window or in connection with the consummation of a business combination at price no greater than the price at which the securities were originally purchased; (g) to us for no value for cancellation in connection with the consummation of the initial business combination; (h) in the event of our liquidation prior to our consummation of our initial business combination; (i) by virtue of the laws of the State of Delaware, the Sponsor’s

Subject Securities	Expiration Date	Natural Persons and Entities Subject to Restrictions	Exceptions to Transfer Restrictions

limited liability company agreement, or upon dissolution of such Sponsor; and (j) in the event that, subsequent to our consummation of an initial business combination, we complete a liquidation, merger, share exchange or other similar transaction which results in all of our shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property; provided, however, that in the case of clauses (a) through (f) these permitted transferees must enter into a written agreement agreeing to be bound by these transfer restrictions and the other restrictions contained in the letter agreement.

Private Placement Units and underlying securities	30 days after the completion of our initial business combination	Silicon Valley Acquisition Sponsor II LLC	Same as above.

Fiduciary Duties to Other Companies, SPAC Officers and Directors [Table Text Block]

Below is a table summarizing the entities to which our officers and directors currently have fiduciary duties or contractual obligations:

Individual(1)	Entity	Affiliation
Dan Nash	Freedom Metals Acquisition Corp.	SPAC
	Silicon Valley Acquisition Corp.	SPAC
	Silicon Valley Capital Advisors LLC	Investment Firm
Martin Zinny	Silicon Valley Acquisition Corp.	SPAC
	Freedom Metals Acquisition Corp.	SPAC
David O’Neil	Bridgewest Capital Management, LLC	Private Equity/Venture Investing
	Silicon Valley Acquisition Corp.	SPAC
Adam Nash	Aside, Inc.	Financial Technology Platform
	Daffy Charitable Fund	Philanthropy
	Stanford University	Education
	Silicon Valley Acquisition Corp.	SPAC
Matthew Murphy	Montage Ventures	Investment Firm
	Woodside Elementary School	Education
	Columbus Circle Capital Corp II	SPAC
	Columbus Circle Capital Corp III	SPAC
	Silicon Valley Acquisition Corp.	SPAC
Jackson Fu	Promontory Technologies, Ltd.	Investment Firm
	Deepcubation, formerly known as CREAM Labs	Blockchain Platform
	Qilin Investment Management	Investment Firm
	Silicon Valley Acquisition Corp.	SPAC
	Toggee.ai	Wealthech
Pankaj Shah	Sankhara Management LLC	Private Equity
	Finches LLC	Investment Firm
	Silicon Valley Acquisition Corp.	SPAC